SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Ordinary shares
	of NIS 0.1 par value each
	December 31
	2 0 1 8	2 0 1 7

Authorized share capital	50,000,000	50,000,000

Issued and outstanding	13,240,913	13,240,913